SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Basic and Diluted Net Income Per Share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Numerator
Numerator for basic net income per share	$ 640	$ 317
Effect of dilutive securities: Option and warrants issued to grantees and investors, respectively
Numerator for dilutive net income per share	$ 640	$ 317
Denominator
Denominator for dilutive net income per share - weighted average number of ordinary share	8,501,254	7,995,073
Effect of dilutive securities: Option and warrants issued to grantees and investors, respectively	565,370	487,126
Denominator for diluted net income per share - adjusted weighted average number of ordinary share	9,066,624	8,482,199